Capital Group KKR Multi-Sector+

6455 Irvine Center Drive

Irvine, California 92618

October 29, 2024

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U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group KKR Multi-Sector+

On behalf of Capital Group KKR Multi-Sector+ (the “Fund”), we hereby file Form N-2 under the Investment Company Act of 1940. A form N-8A has been filed for the Fund, and the Fund’s CIK number is 0002040318. If you have any questions about the enclosed, please contact me at (213) 615-3736.

Sincerely,

/s/ Clara Kang

Clara Kang

Enclosure